The Glenmede Fund, Inc.
The Glenmede Portfolios
Government Cash Portfolio (GTGXX)
Muni Intermediate Portfolio (GTCMX)
New Jersey Muni Portfolio (GTNJX)
Supplement dated September 2, 2011 to the
Prospectus dated February 28, 2011
Effective September 6, 2011, Mary Ann B. Wirts has replaced Michael C. Crow as the portfolio manager of the Muni Intermediate Portfolio and New Jersey Muni Portfolio. Stephen J. Mahoney has replaced Michael C. Crow as the portfolio manager of the Government Cash Portfolio. All references to Michael C. Crow are hereby deleted.
The sub-section entitled “Portfolio Manager” of the “Summary Section” of the Government Cash Portfolio on page 5 of the prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Manager: Stephen J. Mahoney, Portfolio Manager of the Advisor, has managed the Portfolio since September 6, 2011.
The sub-section entitled “Portfolio Manager” of the “Summary Section” of the Muni Intermediate Portfolio on page 14 of the prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Manager: Mary Ann B. Wirts, Chief Administrative Officer and a Managing Director of the Advisor, has managed the Portfolio since September 6, 2011.
The sub-section entitled “Portfolio Manager” of the “Summary Section” of the New Jersey Muni Portfolio on page 17 of the prospectus is hereby deleted in its entirety and replaced with the following:
Portfolio Manager: Mary Ann B. Wirts, Chief Administrative Officer and a Managing Director of the Advisor, has managed the Portfolio since September 6, 2011.
In the sub-section entitled “Investment Advisor” of “Additional Information About Management of the Portfolios” on page 29 of the prospectus, paragraphs seven through ten are hereby deleted in their entirety and replaced with the following:
     Mary Ann B. Wirts, Chief Administrative Officer and a Managing Director of the Advisor and Managing Director and Chief Administrative Officer of Glenmede Trust, is the portfolio manager primarily responsible for the management of the Tax-Exempt Cash Portfolio, which she has managed since November 1988. Mrs. Wirts is also the portfolio manager primarily responsible for the management of the Muni Intermediate Portfolio and New Jersey Muni Portfolio, which she has managed since September 6, 2011, and previously from October 2006 until May 2008. Mrs. Wirts has been employed by the Advisor and its predecessors since 1982.
     Stephen J. Mahoney, Portfolio Manager of the Advisor, is primarily responsible for the management of the Core Fixed Income Portfolio, which he has managed since January 1999, and the Government Cash Portfolio, which he has managed since September 6, 2011. Mr. Mahoney has been employed by the Advisor and its predecessors as a portfolio manager since January 1999. Prior to his employment with Glenmede Trust in 1999, Mr. Mahoney had been a portfolio manager at 1838 Investment Advisors from 1997 to 1999, and a portfolio manager and senior fixed income trader at The Vanguard Group from 1995 to 1997.
     The SAI provides additional information about Mrs. Wirts’ and Mr. Mahoney’s compensation, other accounts they manage, and their ownership of shares in the Portfolios they manage.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Supplement dated September 2, 2011 to the
Statement of Additional Information dated February 28, 2011
Effective September 6, 2011, Mary Ann B. Wirts has replaced Michael C. Crow as the portfolio manager of the Muni Intermediate Portfolio and New Jersey Muni Portfolio and Stephen J. Mahoney has replaced Michael C. Crow as the portfolio manager of the Government Cash Portfolio. All references to Michael C. Crow are hereby deleted.
In chart detailing the dollar range of equity securities beneficially owned by each portfolio manager in the sub-section entitled “Portfolio Managers” of “Investment Advisory and Other Services” on page 40 of the Statement of Additional Information (the “SAI”) is amended with the following information.
The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Portfolio(s) that he or she manages as of July 31, 2011:

Portfolio/Portfolio Manager	Dollar Range of Shares Beneficially Owned
Government Cash Portfolio
Stephen J. Mahoney	None
Muni Intermediate Portfolio
Mary Ann B. Wirts	None
New Jersey Muni Portfolio
Mary Ann B. Wirts	None
On page 31 of the SAI, in the chart entitled “Officers”, Mary Ann B. Wirts’ position with Glenmede Trust is hereby revised to read “Managing Director and Chief Administrative Officer of Glenmede Trust.”